Submission	Jan. 08, 2025
Submission [Line Items]
Central Index Key	0000891478
Registrant Name	Banco Santander, S.A.
Registration File Number	333-271955
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES